Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 395,923
Beginning balance	371,821
Ending balance	392,633	€ 395,923
Ending balance	370,065	371,821
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,064	2,643
Total gains /losses in income statement	604	(821)
Total gains /losses in OCI	0	0
Purchases	7	60
Sales	(14)	279
Settlements	0	0
Net exchange difference	(35)	87
Reclassification		10
Transfers from levels I and II		10
Transfers to levels I and II		(2)
Transfers to disposal groups		(30)
Ending balance	2,695	2,064
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	614	(747)
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	219	176
Total gains /losses in income statement	(10)	7
Total gains /losses in OCI	0	0
Purchases	7	60
Sales	(14)	(21)
Settlements	0	0
Net exchange difference	(4)	12
Transfers from levels I and II		10
Transfers to levels I and II		(2)
Ending balance	206	219
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(2)
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,845	2,467
Total gains /losses in income statement	613	(828)
Total gains /losses in OCI	0	0
Sales		300
Settlements	0	0
Net exchange difference	(31)	75
Reclassification		10
Transfers to disposal groups		(30)
Ending balance	2,489	1,845
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	613	(745)
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9,130	9,275
Acquisition through business combinations	130
Disposal of a business	(1)
Total gains /losses in income statement	435	199
Total gains /losses in OCI	(87)	(150)
Purchases	2,570	2,826
Sales	1,624	(1,558)
Settlements	472	(935)
Net exchange difference	185	(638)
Reclassification	42	(16)
Transfers from levels I and II	151	578
Transfers to levels I and II	382	(452)
Transfers to disposal groups	0	0
Ending balance	10,077	9,130
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	388	131
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	307	332
Disposal of a business	(1)
Total gains /losses in income statement	(19)	(2)
Total gains /losses in OCI	(39)	8
Purchases	17	(3)
Sales	10	(4)
Net exchange difference	7	(24)
Transfers to disposal groups	0	0
Ending balance	263	307
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	5	(3)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,318	3,112
Total gains /losses in income statement	(36)	(19)
Total gains /losses in OCI	(48)	(158)
Purchases	629	939
Sales	255	(309)
Settlements	473	(935)
Net exchange difference	87	(307)
Reclassification	6
Transfers from levels I and II	58	205
Transfers to levels I and II	310	(211)
Transfers to disposal groups	0	0
Ending balance	1,976	2,318
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	288	393
Total gains /losses in income statement	21	54
Total gains /losses in OCI	(12)	(46)
Purchases	9	68
Sales	77	(112)
Settlements		(35)
Net exchange difference	10	(34)
Reclassification	2
Transfers to disposal groups	0	0
Ending balance	241	288
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,447	1,966
Total gains /losses in income statement	26	39
Total gains /losses in OCI	2	(2)
Purchases	494	678
Sales	76	(149)
Settlements	452	(890)
Net exchange difference	51	(186)
Reclassification	1
Transfers from levels I and II	58	203
Transfers to levels I and II	310	(211)
Transfers to disposal groups	0	0
Ending balance	1,242	1,447
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	583	754
Total gains /losses in income statement	(83)	(112)
Total gains /losses in OCI	(38)	(109)
Purchases	125	194
Sales	102	(48)
Settlements	21	(9)
Net exchange difference	25	(87)
Reclassification	3
Transfers from levels I and II		1
Transfers to disposal groups	0	0
Ending balance	493	583
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6,506	5,831
Acquisition through business combinations	130
Total gains /losses in income statement	490	220
Purchases	1,924	1,889
Sales	1,360	(1,245)
Net exchange difference	90	(306)
Reclassification	36	(16)
Transfers from levels I and II	94	374
Transfers to levels I and II	72	(241)
Transfers to disposal groups	0	0
Ending balance	7,837	6,506
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	383	134
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	604	50
Total gains /losses in income statement	104	(11)
Purchases	541	583
Sales	61	(18)
Settlements	(1)
Net exchange difference	1
Reclassification	36
Transfers to disposal groups	0	0
Ending balance	1,226	604
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	105	(11)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4	6
Total gains /losses in income statement	(25)
Purchases	37
Net exchange difference		(1)
Transfers to disposal groups	0	0
Ending balance	17	4
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(24)	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,255	1,257
Total gains /losses in income statement	11	23
Purchases	332	378
Sales	307	(350)
Net exchange difference	64	(162)
Transfers from levels I and II	94	341
Transfers to levels I and II	72	(233)
Transfers to disposal groups	0	0
Ending balance	1,376	1,255
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	3	20
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,784	1,726
Acquisition through business combinations	130
Total gains /losses in income statement	76	11
Purchases	537	671
Sales	660	(622)
Net exchange difference	3	(27)
Transfers from levels I and II		32
Transfers to levels I and II		(8)
Transfers to disposal groups	0	0
Ending balance	1,871	1,784
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	35	30
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	57	108
Total gains /losses in income statement	57	(33)
Sales	80
Net exchange difference		(2)
Reclassification		(16)
Transfers to disposal groups	0	0
Ending balance	35	57
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	59	(21)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,147	1,999
Total gains /losses in income statement	261	193
Purchases	474	246
Sales	209	(202)
Net exchange difference	27	(89)
Transfers to disposal groups	0	0
Ending balance	2,700	2,147
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	202	77
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	655	686
Total gains /losses in income statement	5	38
Purchases	2	10
Sales	43	(53)
Net exchange difference	(7)	(26)
Transfers to disposal groups	0	0
Ending balance	612	655
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ 4	€ 38